Shareholder Report, Average Annual Return (Details)	6 Months Ended	11 Months Ended
	May 31, 2026	May 31, 2026
C000261036 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	33.39%
C000261037 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		79.48%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.64%
S&P 500 Total Return Index ($12,581) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		25.81%